Schedule of related parties transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Related parties assets		$ 2	$ 2
Trade payables		4,811	9,887
Trade accounts receivable		1,016	2,411
Related parties liabilities		392	561
Dividends payable		11,441	4,557
Trade accounts receivable, current		1,016	2,411
Trade payables, current		4,811	9,887
Dividends payable, current		11,441	4,557
Related parties assets, non-current		2	2
Sales		15,094	17,579	$ 6,177
Purchases		71,235	47,279	32,133
Parent [member]
Disclosure of transactions between related parties [line items]
Related parties assets	[1]	2	2
Trade payables	[1]	1,102	809
Sales	[1]			26
Purchases	[1]	3,735	4,378	6,176
Andrade gutierrez engenharia s.a. [member]
Disclosure of transactions between related parties [line items]
Trade payables	[2]	1,890	1,160
Purchases	[2]	41,498	26,280	5,046
Companhia brasileira de aluminio [member
Disclosure of transactions between related parties [line items]
Trade payables		264	175
Trade accounts receivable		1,479	158
Sales		8,988	7,828	2,157
Purchases		3,736	1,156	1,964
Votorantim cimentos s.a. [member]
Disclosure of transactions between related parties [line items]
Related parties assets
Trade payables		64	121
Trade accounts receivable		551	595
Purchases		661	524	2,186
Votener votorantim comercializadora de energia ltda [member]
Disclosure of transactions between related parties [line items]
Trade payables		945	6,330
Trade accounts receivable		302	332
Sales		5,993	9,740	3,288
Purchases		16,207	7,721	9,596
Votorantim international csc s.a.c [member]
Disclosure of transactions between related parties [line items]
Trade payables		306	421
Related parties liabilities		152
Purchases		4,278	6,638	5,584
Other related parties [member]
Disclosure of transactions between related parties [line items]
Trade payables		871	240
Trade accounts receivable		5	5
Related parties liabilities		240	561
Dividends payable		11,441	4,557
Purchases		1,120	582	1,581
Other [member]
Disclosure of transactions between related parties [line items]
Sales		$ 113	$ 11	$ 510

[1]	The Company entered into an agreement with VSA on September 4, 2008, for services provided by its Center of Excellence (“CoE”) related to administrative activities, human resources, back office, accounting, taxes, technical assistance, and training, among others. Under a cost sharing agreement, the Company reimburses VSA for the expenses related to these activities in respect of the Company.
[2]	As part of the execution of the Aripuanã project, in June 2019 the Company entered into a mining development services agreement with Andrade Gutierrez Engenharia S.A., in which one of the Company director’s close family member may have significant influence at its holding level. Additionally, in June 2020, NEXA entered into one additional agreement with Consórcio Construtor Nova Aripuanã (a consortium of the Andrade Gutierrez group of companies) in connection with construction services for the Aripuanã project.